Ioannis Tzouganatos Vice President	Citi Fund Services 800 Boylston St, 24th Floor Boston, MA 02199	Tel. 617-859-3458 Ioannis.tzouganatos@citi.com

October 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

On behalf of the HSBC High Yield Fund and HSBC Strategic Income Fund (the “Funds”), each a series of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), this filing is being made for the sole purpose of submitting an interactive data file relating to the supplement to the Funds’ prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) of the 1933 Act on October 1, 2019 (Accession No. 0001206774-19-003332).

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 617.859.3458

Very truly yours,

/s/ Ioannis Tzouganatos

Ioannis Tzouganatos